Debt and Capital Structure	9 Months Ended
Sep. 30, 2025
Borrowings [abstract]
Debt and Capital Structure

12. DEBT AND CAPITAL STRUCTURE
A) Short-Term Borrowings

		September 30,	December 31,
As at	Notes	2025	2024
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	—	173
Total Debt Principal		—	173
i) Uncommitted Demand Facilities
As at September 30, 2025, the Company had uncommitted demand facilities of $1.5 billion (December 31, 2024 – $1.7 billion) in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at September 30, 2025, there were outstanding letters of credit aggregating to $338 million (December 31, 2024 – $355 million) and no direct borrowings (December 31, 2024 – $nil).
ii) WRB Uncommitted Demand Facilities
On September 30, 2025, Cenovus completed the divestiture of its entire 50 percent interest in WRB, which included the Company’s proportionate share of the WRB uncommitted demand facilities outstanding of US$225 million (C$313 million) (see Note 5). Cenovus’s proportionate share of the WRB uncommitted demand facilities outstanding as at December 31, 2024, was US$120 million (C$173 million).
B) Long-Term Debt

	September 30,	December 31,
As at	2025	2024
Committed Credit Facility	—	—
U.S. Dollar Denominated Unsecured Notes (1)	5,107	5,470
Canadian Dollar Unsecured Notes	2,000	2,000
Total Debt Principal	7,107	7,470
Debt Premiums (Discounts), Net, and Transaction Costs	49	64
Long-Term Debt	7,156	7,534
Less: Current Portion	—	192
Long-Term Portion	7,156	7,342
(1)Total U.S. dollar denominated unsecured notes as at September 30, 2025, was US$3.7 billion (December 31, 2024 — US$3.8 billion).
On September 19, 2025, Cenovus renewed its existing committed credit facility to extend the maturity dates by more than one year. As at September 30, 2025, the committed credit facility consists of a $3.3 billion tranche maturing on September 19, 2029, and a $2.2 billion tranche maturing on September 19, 2028. As at September 30, 2025, no amount was drawn on the credit facility (December 31, 2024 – $nil).
The committed credit facility may include Canadian overnight repo rate average loans, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
Upon maturity on July 15, 2025, the Company repaid its 5.38 percent unsecured notes with a principal of US$133 million, in full.
As at September 30, 2025, the Company was in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is below this limit.
C) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity and Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents, and short-term investments. Net Debt is used in managing the Company’s capital structure. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions, while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, steward working capital, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, Total Debt, Net Debt to adjusted earnings before interest, taxes and depreciation, depletion and amortization (“Adjusted EBITDA”), Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4.0 billion over the long-term at a West Texas Intermediate (“WTI”) price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices or the strengthening or weakening of the Canadian dollar relative to the U.S. dollar.
Net Debt to Adjusted EBITDA

	September 30,	December 31,
As at	2025	2024
Short-Term Borrowings	—	173
Current Portion of Long-Term Debt	—	192
Long-Term Portion of Long-Term Debt	7,156	7,342
Total Debt	7,156	7,707
Less: Cash and Cash Equivalents	(1,901)	(3,093)
Net Debt	5,255	4,614

Net Earnings (Loss)	3,142	3,142
Add (Deduct):
Finance Costs, Net	524	514
Income Tax Expense (Recovery)	485	929
Depreciation, Depletion and Amortization	5,045	4,871
Exploration and Evaluation Asset Write-downs	(3)	37
(Income) Loss From Equity-Accounted Affiliates	(63)	(66)
Unrealized (Gain) Loss on Risk Management	(84)	12
Foreign Exchange (Gain) Loss, Net	185	462
(Gain) Loss on Divestiture of Assets	(107)	(119)
Re-measurement of Contingent Payments	—	30
Other (Income) Loss, Net	49	(55)
Adjusted EBITDA (1)	9,173	9,757

Net Debt to Adjusted EBITDA (times)	0.6	0.5
(1)Calculated on a trailing twelve-month basis.
Net Debt to Adjusted Funds Flow

	September 30,	December 31,
As at	2025	2024
Net Debt	5,255	4,614

Cash From (Used in) Operating Activities	7,849	9,235
(Add) Deduct:
Settlement of Decommissioning Liabilities	(262)	(234)
Net Change in Non-Cash Working Capital	313	1,305
Adjusted Funds Flow (1)	7,798	8,164

Net Debt to Adjusted Funds Flow (times)	0.7	0.6
(1)Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

	September 30,	December 31,
As at	2025	2024
Net Debt	5,255	4,614
Shareholders’ Equity	28,374	29,754
Capitalization	33,629	34,368

Net Debt to Capitalization (percent)	16	13